Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Inventories
General write-down	$ 0	$ 0	$ 0
Property and Equipment
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%
Impairment of long-lived assets
Impairments			437,725
Revenue recognition
Period of unconditional right of return offered to customers	7 days
Rate of surcharges and value added tax as a percentage of gross sales	17.00%
Number of points that can be earned by customers for one RMB of purchase made	1
Period of expiration of discount coupons after redemption	3 months
Deferred revenue related to reward points earned from prior purchases	18,814,448	10,513,246
Rate of business tax as a percentage of service revenues earned	5.00%
Rate of business tax as a percentage of value-added tax	6.00%
Cost of goods sold
Inventory write-down	33,883,024	12,166,659	1,694,336
Marketing expenses
Advertising expenses	$ 71,025,704	$ 29,332,178	$ 14,562,477
Furniture, fixtures and equipment | Minimum
Property and Equipment
Estimated useful lives	2 years
Furniture, fixtures and equipment | Maximum
Property and Equipment
Estimated useful lives	3 years
Motor vehicles
Property and Equipment
Estimated useful lives	5 years